Intangible Assets and Amortization Method (Detail)	12 Months Ended
Dec. 31, 2012
Vendor Contracts | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful lives	1 year
Vendor Contracts | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful lives	10 years
Favorable Unfavorable Leases | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful lives	1 year
Favorable Unfavorable Leases | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful lives	24 years
Other Intangible Assets | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful lives	1 year
Other Intangible Assets | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful lives	8 years